Property and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9.	Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance, December 31, 2019	4,513	1,180	2,509	8,202
Additions	22	—	—	22
Disposals	(2,452)	—	(454)	(2,906)

Balance, December 31, 2020	2,083	1,180	2,055	5,318
Additions	462	2	—	464
Additions through business combinations	298	31	—	329
Effects of movement in exchange rate	(20)	(1)	—	(21)

Balance, December 31, 2021	2,823	1,212	2,055	6,090

Accumulated depreciation
Balance, December 31, 2019	3,761	733	1,935	6,429
Depreciation	229	91	311	631
Disposals	(2,443)	—	(191)	(2,634)

Balance, December 31, 2020	1,547	824	2,055	4,426
Depreciation	400	78	—	478

Balance, December 31, 2021	1,947	902	2,055	4,904

Net book value
Balance, December 31, 2020	536	356	—	892

Balance, December 31, 2021	876	310	—	1,186

During the year ended December 31, 2020, the Company vacated one of its leased properties and accordingly wrote off $263 of net book value related to leasehold improvements for the right of use asset and also recognized a loss of $9 on the disposal of computer equipment, including fully depreciated bitcoin equipment with a cost and accumulated depreciation of $2,427 and furniture and fixtures.
Non-cash
expense related to disposals is recorded in the consolidated statement of operations and comprehensive loss.
Upon the completion of the acquisition of Carta on January 25, 2021 and Moka on May 4, 2021, the Company recognized property and equipment with fair values of $
270 and $59
 respectively, along with effects of exchange rate movement related to foreign subsidiaries on the consolidated statement of financial position.
Depreciation of $nil for the year ended December 31, 2021 (2020 - $311) for leasehold improvements and depreciation expense of $478 for the year ended December 31, 2021 (2020 - $320) for all other property and equipment is included in depreciation and amortization.